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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                          New York, NY            04/27/10
-------------------------------------   ----------------------   ---------------
             [Signature]                     [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           47
Form 13F Information Table Value Total:       242514
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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GME Capital LLC
FORM 13F

31-Mar-10

                                                                                                        Voting Authority
                                                             Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                 -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP                COM               88554D205     4849  355260 SH       Defined           355260
ACCELR8 TECHNOLOGY CORP        COM               004304200       38   50900 SH       Defined            50900
ALLERGAN INC                   COM               018490102     3580   54800 SH       Defined            54800
AMERICAN VANGUARD CORP         COM               030371108     2180  267454 SH       Defined           267454
ANADARKO PETROLEUM CORP        COM               032511107     9803  134600 SH       Defined           134600
ANALOG DEVICES INC             COM               032654105     6894  239223 SH       Defined           239223
BHP BILLITON LTD ADR           SPONSORED ADR     088606108     7815   97300 SH       Defined            97300
BOARDWALK PIPELINE PTNRS, LP   UT LTD PARTNER    096627104     4131  138800 SH       Defined           138800
BREEZE-EASTERN CORP            COM               106764103      355   50700 SH       Defined            50700
BRIGHAM EXPLORATION CO         COM               109178103      160   10000 SH       Defined            10000
CELGENE CORP                   COM               151020104    52982  855107 SH       Defined           855107
CENTRAL FUND OF CANADA LTD     CL A              153501101     4410  315000 SH       Defined           315000
CONTINENTAL RESOURCES INC      COM               212015101    12914  303500 SH       Defined           303500
ELAN CORP PLC  ADR             ADR               284131208    12534 1653500 SH       Defined          1653500
ENERGY FOCUS INC               COM               29268T102      351  310550 SH       Defined           310550
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN    29273R109     5342  114000 SH       Defined           114000
EQT CORPORATION                COM               26884L109     6863  167400 SH       Defined           167400
GOLDCORP INC                   COM               380956409     9286  249500 SH       Defined           249500
GTX INC                        COM               40052B108       67   20000 SH       Defined            20000
HCP, INC                       COM               40414L109      211    6400 SH       Defined             6400
HEALTH GRADES INC              COM               42218Q102     1664  261600 SH       Defined           261600
INTERNATIONAL BUSINESS MACHINE COM               459200101     4745   37000 SH       Defined            37000
ISHARES SILVER TRUST           ISHARES           46428Q109      857   50000 SH       Defined            50000
KOPIN CORP.                    COM               500600101       65   17568 SH       Defined            17568
MARKWEST ENERGY PARTNERS LP    UNIT LTD PARTN    570759100     1367   44600 SH       Defined            44600
MEDCO HEALTH SOLUTIONS INC     COM               58405U102     3854   59700 SH       Defined            59700
MEDTRONIC INC                  COM               585055106     4503  100000 SH       Defined           100000
METABOLIX INC                  COM               591018809     8370  687185 SH       Defined           687185
NEWMONT MINING CORPORATION     COM               651639106     3181   62450 SH       Defined            62450
PACIFIC ASIA PETROLEUM INC     COM               693864100      663  171000 SH       Defined           171000
PFIZER INC.                    COM               717081103     4905  286000 SH       Defined           286000
POTASH CORP OF SASKATCHEWAN IN COM               73755L107     1241   10400 SH       Defined            10400
POTLATCH CORP                  COM               737630103     3504  100000 SH       Defined           100000
QUIDEL CORP                    COM               74838J101     7309  502700 SH       Defined           502700
RENTRAK CORP                   COM               760174102     1745   80976 SH       Defined            80976
SOUTHWESTERN ENERGY CO         COM               845467109    20749  509550 SH       Defined           509550
STERICYCLE, INC.               COM               858912108     8388  153900 SH       Defined           153900
TEVA PHARMACEUTICAL INDS LTD A ADR               881624209      643   10200 SH       Defined            10200
THE MOSAIC CO                  COM               61945A107     2698   44400 SH       Defined            44400
THERMO FISHER SCIENTIFIC INC   COM               883556102     7340  142700 SH       Defined           142700
UNIVERSAL HEALTH RLTY INCOME T SH BEN INT        91359E105     1134   32083 SH       Defined            32083
VERTEX PHARMACEUTICALS INC     COM               92532F100     2080   50900 SH       Defined            50900
WILLBROS GROUP INC             COM               969203108     2257  187900 SH       Defined           187900
ZIX CORPORATION                COM               98974P100     2636 1141197 SH       Defined          1141197
CURRENCYSHARES AUSTRALIAN DOLL AUSTRALIAN DLR    23129U101      460    5000 SH       Defined             5000
CURRENCYSHARES CANADIAN DOLLAR CDN DLR SHS       23129X105      490    5000 SH       Defined             5000
METABOLIX INC (RESTRICTED)                       591018809      901   73935 SH       Defined            73935
REPORT SUMMARY                             47 DATA RECORDS   242514           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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